Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Activities
Net income (loss) including noncontrolling interests	$ 994	$ 3,314	$ (550)
Net income (loss)	994	3,288	(401)
Adjustments to reconcile net income (loss) including noncontrolling interests to net cash provided by operating activities:
Depreciation, depletion and amortization (including nuclear fuel)	3,113	2,768	2,836
Deferred income taxes and investment tax credits	9	487	(324)
Gain from sale of Q-Pipe Group and GT&S Transaction	(27)	(685)	(134)
Contribution to pension plan			(250)
Net loss on sale of interest in renewable generation facilities		211
Provision for refunds and rate credits to electric utility customers		356
Impairment of assets and other charges	1,996	182	2,345
Loss from investment in Atlantic Coast Pipeline	7	20	2,405
Losses (gains) on sales of assets and equity method investments	467	(97)	(63)
Net (gains) losses on nuclear decommissioning trusts funds and other investments	505	(639)	(412)
Other adjustments	(28)	294	224
Changes in:
Accounts receivable	(985)	(183)	(292)
Inventories	(216)	(74)	39
Deferred fuel and purchased gas costs, net	(2,021)	(939)	212
Prepayments	(68)	(20)	7
Accounts payable	556	156	35
Accrued interest, payroll and taxes	41	41	(53)
Margin deposit assets and liabilities	198	(664)	26
Net realized and unrealized changes related to derivative activities	(47)	435	(36)
Pension and other postretirement benefits	(461)	(314)	(319)
Other operating assets and liabilities	(333)	(612)	(469)
Net cash provided by operating activities	3,700	4,037	5,227
Investing Activities
Plant construction and other property additions (including nuclear fuel)	(7,591)	(5,960)	(6,020)
Acquisition of solar development projects	(167)	(101)	(311)
Proceeds from sale of Hope	727
Proceeds from GT&S Transaction and sale of Q-Pipe Group	19	1,522	3,687
Repayment of Q-Pipe Transaction deposit		(1,265)
Proceeds from sale of non-wholly-owned nonregulated solar facilities		495
Proceeds from sales of securities	3,282	3,985	4,278
Purchases of securities	(3,067)	(3,939)	(4,379)
Proceeds from sales of assets and equity method investments	252	159	143
Contributions to equity method affiliates	(43)	(1,021)	(148)
Acquisition of equity method investments			(178)
Short-term deposit	(2,000)
Return of short-term deposit	2,000
Other	(158)	(122)	12
Net cash used in investing activities	(6,746)	(6,247)	(2,916)
Financing Activities
Issuance (repayment) of short-term debt, net	1,109	1,419	(16)
Issuance of short-term notes		1,265	1,125
Repayment and repurchase of short-term notes		(1,265)	(1,125)
Issuance of supplemental 364-day credit facility borrowings			225
Repayment of supplemental 364-day credit facility repayments		(225)
Issuance and remarketing of long-term debt	4,965	6,400	6,577
Repayment and repurchase of long-term debt (including redemption premiums)	(1,388)	(3,750)	(2,879)
Supplemental credit facility borrowings	900	900
Supplemental credit facility repayments	(450)	(900)
Issuance of preferred stock		742
Series A Preferred Stock redemption	(1,610)
Issuance of common stock	1,866	192	159
Repurchase of common stock			(3,080)
Common dividend payments	(2,209)	(2,036)	(2,873)
Other	(204)	(371)	(446)
Net cash provided by (used in) financing activities	2,979	2,371	(2,333)
Increase (decrease) in cash, restricted cash and equivalents	(67)	161	(22)
Cash, restricted cash and equivalents at beginning of period	408	247	269
Cash, restricted cash and equivalents at end of period	341	408	247
Virginia Electric and Power Company
Operating Activities
Net income (loss)	1,215	1,712	1,021
Adjustments to reconcile net income (loss) including noncontrolling interests to net cash provided by operating activities:
Depreciation, depletion and amortization (including nuclear fuel)	1,892	1,521	1,421
Deferred income taxes and investment tax credits	191	343	(206)
Impairment of assets and other charges (benefits)	493	(269)	1,079
Provision for refunds to customers		356
Other adjustments	24	19	(50)
Changes in:
Accounts receivable	(629)	(112)	(266)
Affiliated receivables and payables	165	(175)	78
Inventories	(71)	(10)	10
Deferred fuel and purchased gas costs, net	(1,393)	(652)	131
Prepayments	(7)	(4)	(5)
Accounts payable	145	19	6
Accrued interest, payroll and taxes	(4)	21	(4)
Margin deposit assets and liabilities	(143)	(166)	(1)
Net realized and unrealized changes related to derivative activities	109		(6)
Other operating assets and liabilities	(159)	(106)	(308)
Net cash provided by operating activities	1,828	2,497	2,900
Investing Activities
Plant construction and other property additions	(4,909)	(3,521)	(3,138)
Purchases of nuclear fuel	(201)	(160)	(199)
Acquisition of solar development projects	(77)	(75)	(35)
Proceeds from sales of securities	1,538	1,791	884
Purchases of securities	(1,580)	(1,789)	(936)
Other	34		21
Net cash used in investing activities	(5,195)	(3,754)	(3,403)
Financing Activities
Issuance (repayment) of short-term debt, net	196	700	(198)
Issuance of affiliated current borrowings, net	1,325	319	273
Issuance and remarketing of long-term debt	2,338	1,000	1,327
Repayment and repurchase of long-term debt (including redemption premiums)	(438)	(450)	(427)
Common dividend payments		(300)	(430)
Other	(56)	(21)	(31)
Net cash provided by (used in) financing activities	3,365	1,248	514
Increase (decrease) in cash, restricted cash and equivalents	(2)	(9)	11
Cash, restricted cash and equivalents at beginning of period	26	35	24
Cash, restricted cash and equivalents at end of period	$ 24	$ 26	$ 35